Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhetf-20181213_SupplementTextBlock

Prospectus Supplement

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Consumer Discretionary ETF (the fund)

Supplement dated December 13, 2018 to the current Prospectus (the Prospectus), as may be supplemented

Effective January 1, 2019, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.38
Other expenses[1]	0.40
Total annual fund operating expenses	0.78
Contractual expense reimbursement[2,3]	-0.38
Total annual fund operating expenses after expense reimbursements	0.40
1	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
2	The advisor contractually agrees to waive a portion of its management fee and/or to reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
3	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.40% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	41
3 years	211
5 years	396
10 years	931

Prospectus Supplement

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Consumer Staples ETF (the fund)

Supplement dated December 13, 2018 to the current Prospectus (the Prospectus), as may be supplemented

Effective January 1, 2019, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.38
Other expenses[1]	0.66
Total annual fund operating expenses	1.04
Contractual expense reimbursement[2,3]	-0.64
Total annual fund operating expenses after expense reimbursements	0.40
1	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
2	The advisor contractually agrees to waive a portion of its management fee and/or to reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
3	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.40% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	41
3 years	267
5 years	512
10 years	1,213

Prospectus Supplement

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Energy ETF (the fund)

Supplement dated December 13, 2018 to the current Prospectus (the Prospectus), as may be supplemented

Effective January 1, 2019, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.38
Other expenses[1]	0.67
Total annual fund operating expenses	1.05
Contractual expense reimbursement[2,3]	-0.65
Total annual fund operating expenses after expense reimbursements	0.40
1	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
2	The advisor contractually agrees to waive a portion of its management fee and/or to reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
3	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.40% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	41
3 years	269
5 years	516
10 years	1,224

Prospectus Supplement

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Financials ETF (the fund)

Supplement dated December 13, 2018 to the current Prospectus (the Prospectus), as may be supplemented

Effective January 1, 2019, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.38
Other expenses[1]	0.30
Total annual fund operating expenses	0.68
Contractual expense reimbursement[2,3]	-0.28
Total annual fund operating expenses after expense reimbursements	0.40
1	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
2	The advisor contractually agrees to waive a portion of its management fee and/or to reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
3	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.40% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	41
3 years	189
5 years	351
10 years	820

Prospectus Supplement

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Healthcare ETF (the fund)

Supplement dated December 13, 2018 to the current Prospectus (the Prospectus), as may be supplemented

Effective January 1, 2019, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.38
Other expenses[1]	0.38
Total annual fund operating expenses	0.76
Contractual expense reimbursement[2,3]	-0.36
Total annual fund operating expenses after expense reimbursements	0.40
1	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
2	The advisor contractually agrees to waive a portion of its management fee and/or to reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
3	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.40% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	41
3 years	207
5 years	387
10 years	909

Prospectus Supplement

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Industrials ETF (the fund)

Supplement dated December 13, 2018 to the current Prospectus (the Prospectus), as may be supplemented

Effective January 1, 2019, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.38
Other expenses[1]	0.56
Total annual fund operating expenses	0.94
Contractual expense reimbursement[2,3]	-0.54
Total annual fund operating expenses after expense reimbursements	0.40
1	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
2	The advisor contractually agrees to waive a portion of its management fee and/or to reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
3	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.40% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	41
3 years	246
5 years	467
10 years	1,105

Prospectus Supplement

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Materials ETF (the fund)

Supplement dated December 13, 2018 to the current Prospectus (the Prospectus), as may be supplemented

Effective January 1, 2019, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.38
Other expenses[1]	0.60
Total annual fund operating expenses	0.98
Contractual expense reimbursement[2,3]	-0.58
Total annual fund operating expenses after expense reimbursements	0.40
1	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
2	The advisor contractually agrees to waive a portion of its management fee and/or to reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
3	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.40% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	41
3 years	254
5 years	485
10 years	1,148

Prospectus Supplement

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Technology ETF (the fund)

Supplement dated December 13, 2018 to the current Prospectus (the Prospectus), as may be supplemented

Effective January 1, 2019, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.38
Other expenses[1]	0.28
Total annual fund operating expenses	0.66
Contractual expense reimbursement[2,3]	-0.26
Total annual fund operating expenses after expense reimbursements	0.40
1	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
2	The advisor contractually agrees to waive a portion of its management fee and/or to reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
3	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.40% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	41
3 years	185
5 years	342
10 years	798

Prospectus Supplement

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Utilities ETF (the fund)

Supplement dated December 13, 2018 to the current Prospectus (the Prospectus), as may be supplemented

Effective January 1, 2019, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.38
Other expenses[1]	0.69
Total annual fund operating expenses	1.07
Contractual expense reimbursement[2,3]	-0.67
Total annual fund operating expenses after expense reimbursements	0.40
1	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
2	The advisor contractually agrees to waive a portion of its management fee and/or to reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
3	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.40% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	41
3 years	274
5 years	525
10 years	1,245

(John Hancock Multifactor Consumer Discretionary ETF) | (John Hancock Multifactor Consumer Discretionary ETF)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
(John Hancock Multifactor Consumer Discretionary ETF) | (John Hancock Multifactor Consumer Discretionary ETF) | John Hancock Multifactor Consumer Discretionary ETF
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.38%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	396
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 931
(John Hancock Multifactor Consumer Staples ETF) | (John Hancock Multifactor Consumer Staples ETF)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
(John Hancock Multifactor Consumer Staples ETF) | (John Hancock Multifactor Consumer Staples ETF) | John Hancock Multifactor Consumer Staples ETF
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.38%
Other expenses	rr_OtherExpensesOverAssets	0.66%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	267
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
(John Hancock Multifactor Energy ETF) | (John Hancock Multifactor Energy ETF)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
(John Hancock Multifactor Energy ETF) | (John Hancock Multifactor Energy ETF) | John Hancock Multifactor Energy ETF
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.38%
Other expenses	rr_OtherExpensesOverAssets	0.67%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,224
(John Hancock Multifactor Financials ETF) | (John Hancock Multifactor Financials ETF)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
(John Hancock Multifactor Financials ETF) | (John Hancock Multifactor Financials ETF) | John Hancock Multifactor Financials ETF
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.38%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 820
(John Hancock Multifactor Healthcare ETF) | (John Hancock Multifactor Healthcare ETF)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
(John Hancock Multifactor Healthcare ETF) | (John Hancock Multifactor Healthcare ETF) | John Hancock Multifactor Healthcare ETF
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.38%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	387
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 909
(John Hancock Multifactor Industrials ETF) | (John Hancock Multifactor Industrials ETF)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
(John Hancock Multifactor Industrials ETF) | (John Hancock Multifactor Industrials ETF) | John Hancock Multifactor Industrials ETF
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.38%
Other expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	467
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,105
(John Hancock Multifactor Materials ETF) | (John Hancock Multifactor Materials ETF)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
(John Hancock Multifactor Materials ETF) | (John Hancock Multifactor Materials ETF) | John Hancock Multifactor Materials ETF
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.38%
Other expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	254
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	485
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,148
(John Hancock Multifactor Technology ETF) | (John Hancock Multifactor Technology ETF)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
(John Hancock Multifactor Technology ETF) | (John Hancock Multifactor Technology ETF) | John Hancock Multifactor Technology ETF
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.38%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	185
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	342
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 798
(John Hancock Multifactor Utilities ETF) | (John Hancock Multifactor Utilities ETF)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
(John Hancock Multifactor Utilities ETF) | (John Hancock Multifactor Utilities ETF) | John Hancock Multifactor Utilities ETF
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.38%
Other expenses	rr_OtherExpensesOverAssets	0.69%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,245

[1]	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.40% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	The advisor contractually agrees to waive a portion of its management fee and/or to reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.